Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consist of the following:

	December 31,
	2018	2019
	RMB	RMB	US$
At cost:
Electronic equipment	418,381	525,545	75,491
Office equipment	1,534	2,057	295
Motor vehicles	3,645	4,583	658
Software	40,255	134,393	19,304
Leasehold improvements	41,225	46,053	6,615

	505,040	712,631	102,363
Less: Accumulated depreciation	(334,842)	(430,858)	(61,889)

	170,198	281,773	40,474